Parent Company Only Condensed Financial Information - Additional Information (Detail) ¥ in Thousands				12 Months Ended
	Sep. 29, 2017 USD ($)	Aug. 17, 2017 USD ($)	Aug. 17, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Jun. 26, 2014 USD ($)
Condensed Financial Statements, Captions [Line Items]
Operating leases, total rental expenses				$ 16,305,000	¥ 89,780	¥ 93,869	¥ 92,520
Proceeds from issuance of bonds, net				297,581,000	1,936,154
Bonds 7% Due 2020
Condensed Financial Statements, Captions [Line Items]
Debt instrument, face amount	$ 100,000,000	$ 200,000,000
Debt instrument, stated rate	7.00%	7.00%
Debt instrument, maturity date	Aug. 17, 2020	Aug. 17, 2020	Aug. 17, 2020
Debt instrument, frequency of periodic payment		Payable semi-annually in arrears on August 17 and February 17 in each year	Payable semi-annually in arrears on August 17 and February 17 in each year
Debt instrument, premium price	100.04
Debt instrument, effective yield	6.98%
Proceeds from issuance of bonds, net		$ 296,085,000	¥ 1,926,419
Parent Company | UNITED STATES
Condensed Financial Statements, Captions [Line Items]
Operating leases, total rental expenses				$ 825,000	¥ 5,366	¥ 15,824	¥ 13,952
Operating leases, expiration date				Mar. 01, 2025	Mar. 01, 2025
Parent Company | Bonds 7.875% Due 2016
Condensed Financial Statements, Captions [Line Items]
Debt instrument, face amount								$ 2,000,000,000
Debt instrument, stated rate								6.875%
Parent Company | Bonds 7% Due 2020
Condensed Financial Statements, Captions [Line Items]
Debt instrument, face amount	$ 100,000,000	$ 200,000,000
Debt instrument, stated rate	7.00%	7.00%
Debt instrument, maturity date				Aug. 17, 2020	Aug. 17, 2020
Debt instrument, frequency of periodic payment				Bonds is payable semi-annually in arrears on August 17 and February 17 in each year	Bonds is payable semi-annually in arrears on August 17 and February 17 in each year
Debt instrument, date of first required payment				Feb. 17, 2018	Feb. 17, 2018
Debt instrument, premium price	100.04
Debt instrument, effective yield	6.98%
Proceeds from issuance of bonds, net				$ 296,085,000	¥ 1,926,419